CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Total Current Assets	$ 109,132,800		$ 52,949,200				$ 65,061,599
Non-current assets:
TOTAL ASSETS	148,091,638		98,524,262				98,258,195
Current liabilities:
Accounts payable	7,829,464		7,929,482				3,169,248
Promissory note - related party	29,637,300		11,455,940				4,160,277
Total Current Liabilities	123,692,062		80,060,318				44,124,003
Non-Current liabilities:
TOTAL LIABILITIES	140,299,550		94,672,613				58,582,535
Commitments and Contingencies (Note 8)
Stockholders' Deficit
Common stock, value	28,500		26,987				24,991
Accumulated deficit	(137,208,163)		(99,870,749)				(10,073,191)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	148,091,638		98,524,262				98,258,195
Southport Acquisition Corp
Current assets:
Cash	328,610		494,974				2,171,553
Prepaid expenses	83,524		131,004
Total Current Assets	412,134		625,978				2,171,553
Non-current assets:
Marketable securities held in Trust Account (including $1,541 and $1,603 of accrued dividends as of March 31, 2025 and December 31, 2024, respectively)	438,166		429,151	$ 12,895,117			44,709,805
Total Non-current Assets	438,166		429,151				44,709,805
TOTAL ASSETS	850,300		1,055,129				46,881,358
Current liabilities:
Accrued expenses	289,963		553,678				2,251,823
Accounts payable	297,402		205,082				99,468
Accrued offering costs	184,047		184,047				184,047
Due to related party	$ 270,590		$ 270,590				$ 236,233
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]				Related Party [Member]
Promissory note - related party	$ 814,146		$ 439,004
Notes Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]				Related Party [Member]
Administrative support fee - related party	$ 501,500		$ 411,500				$ 231,500
Excise tax liability	2,424,524		2,424,524				1,976,947
Total Current Liabilities	4,782,172		4,488,425				4,980,018
Non-Current liabilities:
Warrant Liability	5,797,850		4,639,000				580,500
Total Non-current Liabilities	5,797,850		4,639,000				580,500
TOTAL LIABILITIES	10,580,022		9,127,425				5,560,518
Commitments and Contingencies (Note 8)
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	704,982		713,997				760,971
Accumulated deficit	(10,873,445)		(9,216,019)				(4,150,511)
Total Stockholders' Deficit	(10,167,888)	$ (8,607,623)	(8,501,447)		$ (3,580,689)	$ (3,009,671)	(3,388,965)	$ (1,456,577)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	850,300		1,055,129				46,881,358
Southport Acquisition Corp | Class A common stock subject to redemption
Non-Current liabilities:
Class A common stock subject to possible redemption; 200,000,000 shares authorized; 37,987 and shares issued and outstanding subject to possible redemption at redemption value as of March 31, 2025 and December 31, 2024, respectively	438,166		429,151		$ 12,729,617		44,709,805	$ 237,984,513
Southport Acquisition Corp | Class A common stock not subject to redemption
Stockholders' Deficit
Common stock, value	420		420				420
Southport Acquisition Corp | Class B common stock
Stockholders' Deficit
Common stock, value	$ 155		$ 155				$ 155